Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 11 - Subsequent Events

On July 13, 2018, the Company issued 340,278 restricted shares of common stock in exchange for consulting services provided during the period ended June 30, 2018, and for future services unrendered. The expense of the restricted share grant will be expensed ratably over the term of the consulting contract. The restricted shares are subject to various provisions that prevent the stockholders from selling, transferring or pledging the shares until the earlier of twelve months after the Company’s common stock is quoted and traded on a public exchange or October 1, 2019.

On July 23, 2018, the Company issued 70,000 stock options to purchase common stock to employees with an exercise price of $1.50, vesting over a period of four years from the commencement date. The Company also issued 109,000 stock options to purchase common stock to a consultant, with an exercise price of $1.50, vesting over a period of four years from the commencement date.